Subsequent Event (Narrative) (Details) - Subsequent event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Jul. 05, 2022	Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Payment for annual rent		$ 0.7
Number of American Depositary Shares for purchase and sale	600,000
American Depositary Shares consist of number of ordinary shares	10
Price per American Depositary Shares	$ 3.5
Pre funded warrants to purchase American Depositary Shares	1,257,143
Pre funded warrants to purchase American Depositary Shares Price per shares	$ 3.4999
Exercise price of pre funded warrants per American Depositary Shares	$ 0.0001
Warrants to purchase number of American Depositary Shares	1,857,143
Term of American Depositary Shares	5 years
Exercise price of warrants per American Depositary Shares	$ 3.5
Gross proceeds from American Depositary Shares	$ 6.5
Net proceeds from American Depositary Shares	$ 5.8